Turnover and segment information	12 Months Ended
Dec. 31, 2021
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Turnover and segment information
6. Turnover and segment information
Operating segments are reported based on the financial information provided to the Chief Executive Officer and the responsibilities of the GSK Leadership Team (GLT). GSK reports results under four segments: Pharmaceuticals; Pharmaceuticals R&D; Vaccines and Consumer Healthcare, and individual members of the GLT are responsible for each segment.
The Group’s management reporting process allocates intra-Group profit on a product sale to the market in which that sale is recorded, and the profit analyses below have been presented on that basis.
Corporate and other unallocated turnover and costs includes the results of certain Consumer Healthcare products which are being held for sale in a number of markets in order to meet anti-trust approval requirements, together with the costs of corporate functions.
Revenue recognised in the year from performance obligations satisfied in previous periods totalled £1,558 million (2020 –

£1,207 million) and included
 £1,069 million
(2020 – £649 million) impacting turnover arising from changes to prior year estimates of RAR (returns and rebates) accruals
, £61 million
(2020 – £238 million) of milestone income and
 £428 million
(2020 – £320 million) of royalty income recognised in the current year
.

Turnover by segment	2021 £m	2020 £m	2019 £m
Pharmaceuticals	17,729	17,056	17,554

Vaccines	6,778	6,982	7,157

Consumer Healthcare	9,607	10,033	8,995
Segment turnover	34,114	34,071	33,706

Corporate and other unallocated turnover	–	28	48

	34,114	34,099	33,754
GSK has reviewed the presentation of its pharmaceuticals products and from 1 January 2021 has moved sales of
Arnuity Ellipta, Incruse Ellipta
and
Relvar/Breo Ellipta
from the Respiratory therapeutic area to the Established Pharmaceuticals therapeutic area. Comparative information has been revised on to a consistent basis.

Pharmaceuticals turnover by therapeutic area	2021 £m	2020 (revised) £m	2019 (revised) £m
Respiratory	2,863	2,360	1,800
HIV	4,777	4,876	4,854
Immuno-inflammation	885	727	613
Oncology	489	372	230

Pandemic	958	–	–
New and Specialty	9,972	8,335	7,497

Established Pharmaceuticals	7,757	8,721	10,057

	17,729	17,056	17,554

Vaccines turnover by category	2021 £m	2020 £m	2019 £m
Meningitis	961	1,029	1,018

Influenza	679	733	541

Shingles	1,721	1,989	1,810

Established Vaccines	2,970	3,231	3,788
	6,331	6,982	7,157

Pandemic Vaccines	447	–	–
	6,778	6,982	7,157

180
GSK Annual Report 2021
During 2021, the US operations of the Pharmaceuticals and Vaccines businesses made sales to three wholesalers of £3,159 million (2020 – £2,928 million, 2019 – £2,835 million), £3,081 million (2020 – £3,085 million, 2019 – £3,146 million) and £2,670 million (2020 – £2,795 million, 2019 – £2,820 million) respectively, after allocating final-customer discounts to the wholesalers.

Consumer Healthcare turnover by category	2021 £m	2020 £m	2019 £m
Oral health	2,732	2,753	2,673

Pain relief	2,276	2,219	1,781

Vitamins, minerals and supplements	1,512	1,506	611

Respiratory health	1,133	1,209	1,186

Digestive health and other	1,803	1,824	1,646
	9,456	9,511	7,897

Brands divested/under review	151	522	1,098
	9,607	10,033	8,995

Segment profit	2021 £m	2020 £m	2019 £m
Pharmaceuticals	8,170	7,723	7,964

Pharmaceuticals R&D	(3,489)	(3,538)	(3,369)
Pharmaceuticals, including R&D	4,681	4,185	4,595

Vaccines	2,256	2,713	2,966

Consumer Healthcare	2,239	2,213	1,874
Segment profit	9,176	9,111	9,435

Corporate and other unallocated costs	(370)	(205)	(463)

Other reconciling items between segment profit and operating profit	(2,605)	(1,123)	(2,011)
Operating profit	6,201	7,783	6,961

Finance income	28	44	98

Finance costs	(784)	(892)	(912)

Loss on disposal of interest in associates	(36)	–	–

Share of after-tax profits of associates and joint ventures	33	33	74
Profit before taxation	5,442	6,968	6,221

Taxation	(346)	(580)	(953)
Profit after taxation for the year	5,096	6,388	5,268
Other reconciling items between segment profit and operating profit comprise items not specifically allocated to segment profit. These include impairment and amortisation of intangible assets; major restructuring costs, which include impairments of tangible assets and computer software; transaction-related adjustments related to significant acquisitions; proceeds and costs of disposals of associates, products and businesses, significant legal charges and expenses on the settlement of litigation and government investigations, other operating income other than royalty income and other items, and separation costs.

Depreciation and amortisation by segment	2021 £m	2020 £m	2019 £m
Pharmaceuticals	553	557	606

Pharmaceuticals R&D	325	298	230
Pharmaceuticals, including R&D	878	855	836

Vaccines	416	404	418

Consumer Healthcare	226	235	224
Segment depreciation and amortisation	1,520	1,494	1,478

Corporate and other unallocated depreciation and amortisation	54	82	79

Other reconciling items between segment depreciation and amortisation and total depreciation and amortisation	802	775	777
Total depreciation and amortisation	2,376	2,351	2,334

PP&E, intangible asset and goodwill impairment by segment	2021 £m	2020 £m	2019 £m
Pharmaceuticals	11	38	137

Pharmaceuticals R&D	54	37	16
Pharmaceuticals, including R&D	65	75	153

Vaccines	20	49	33

Consumer Healthcare	12	5	–
Segment impairment	97	129	186

Corporate and other unallocated impairment	63	5	19

Other reconciling items between segment impairment and total impairment	416	680	621
Total impairment	576	814	826

PP&E and intangible asset impairment reversals by segment
Pharmaceuticals	(5)	(12)	(6)

Pharmaceuticals R&D	(2)	(4)	–
Pharmaceuticals, including R&D	(7)	(16)	(6)

Vaccines	(3)	(2)	(1)

Consumer Healthcare	–	–	–
Segment impairment reversals	(10)	(18)	(7)

Corporate and other unallocated impairment reversals	–	(1)	(3)

Other reconciling items between segment impairment reversals and total impairment reversals	(38)	(53)	(15)
Total impairment reversals	(48)	(72)	(25)

Net operating assets by segment	2021 £m	2020 £m
Pharmaceuticals	(149)	789

Pharmaceuticals R&D	3,795	3,345
Pharmaceuticals, including R&D	3,646	4,134

Vaccines	8,429	8,995

Consumer Healthcare	25,185	25,176
Segment net operating assets	37,260	38,305

Corporate and other unallocated net operating assets	2,353	2,250
Net operating assets	39,613	40,555

Net debt	(19,838)	(20,780)

Investments in associates and joint ventures	88	364

Derivative financial instruments	(22)	(74)

Current and deferred taxation	1,479	637

Assets held for sale (excluding cash and cash equivalents)	22	106
Net assets	21,342	20,808
The Pharmaceuticals segment includes the Shionogi-ViiV Healthcare contingent consideration liability of £5,559 million (2020 – £5,359 million) and the Pfizer put option of £1,008 million (2020 – £960 millio
n).
Geographical information
The UK is regarded as being the Group’s country of domicile.

Turnover by location of customer	2021 £m	2020 £m	2019 £m
UK	975	980	942

US	15,093	14,556	13,890

Rest of World	18,046	18,563	18,922
External turnover	34,114	34,099	33,754

Non-current assets by location of subsidiary	2021 £m	2020 (revised) £m
UK	6,618	6,279

US	17,852	17,899

Belgium	5,065	5,437

Switzerland	6,552	6,133

Rest of World	15,390	16,142
Non-current assets	51,477	51,890
Non-current
assets by location excludes amounts relating to other investments, deferred tax assets, derivative financial instruments, pension assets, amounts receivable under insurance contracts and certain other non-current
receivables. There are no other countries with individually material external revenue or non-current
assets.
GSK has revised the presentation of its
non-current
assets by location to include Belgium and Switzerland independently from the rest of the world.